SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
SHORT TERM INVESTMENTS [Abstract]
Schedule of short-term investments
	As of December 31,
	2015	2016
	RMB	RMB

Held-to-maturity investments	151,790	64,700
Available-for-sale investments	103,602	174,811
Total	255,392	239,511

Schedule of amortized cost, gross unrecognized holding gains and losses, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments
	As of December 31, 2015
	Amortized Cost	Gross unrecognized holding gains	Gross unrecognized holding loss	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	151,790	-	-	-	151,790

Available-for-sale investments
Adjustable-rate financial products	102,290	-	-	1,312	103,602

	As of December 31, 2016
				Gross unrealized
		Gross	Gross	gain in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive	Estimated
	Cost	holding gains	holding loss	income	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	64,700	-	-	-	64,700

Available-for-sale investments
Adjustable-rate financial products	171,163	-	-	3,648	174,811

Schedule of gross realized gains and losses on available-for-sale investments
	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Gross realized gains on sales	-	1,971	4,329	624
Gross realized loss on sales	-	(4,757)	-	-
(Losses) gains on sale of available-for-sale investments	-	(2,786)	4,329	624

Schedule of interest income recognized on held-to-maturity investments
	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	-	7,027	4,078	587